Geographic Areas (Tables)	12 Months Ended
Dec. 31, 2015
Geographic Areas Disclosure
Geographic Areas

							Property, Plant and
	Net Sales			Operating Income			Equipment - net
(Millions)	2015	2014	2013	2015	2014	2013	2015	2014
United States	$12,049	$11,714	$11,151	$2,647	$2,540	$2,210	$4,838	$4,619
Asia Pacific	9,041	9,418	9,047	2,580	2,487	2,386	1,647	1,798
Europe, Middle East and Africa	6,228	7,198	7,085	1,017	1,234	1,168	1,531	1,502
Latin America and Canada	2,982	3,504	3,611	706	867	908	499	570
Other Unallocated	(26)	(13)	(23)	(4)	7	(6)	—	—
Total Company	$30,274	$31,821	$30,871	$6,946	$7,135	$6,666	$8,515	$8,489